Taxes - Schedule of reconciliation of income taxes at statutory rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes [Abstract]
Loss for the year	$ (1,611)	$ (1,125)	$ (3,097)
Expected income tax (recovery)	(435)	(304)	(836)
Change in statutory, foreign tax, foreign exchange rates and other	(90)	131	(178)
Permanent Differences	136	105	146
Share issue cost	(11)	(7)	(3)
Adjustment to prior years provision versus statutory tax returns	1,006	(140)	476
Change in unrecognized deductible temporary differences	377	215	395
Total income tax expense(recovery)	983	0	0
Current income tax	0	0
Deferred tax expense	$ 983	$ 0	$ 0